Financial Instruments (Details) - Schedule of interest rates and the effective weighted average interest rate for classes of financial assets and liabilities - AUD ($)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Financial Instruments (Details) - Schedule of interest rates and the effective weighted average interest rate for classes of financial assets and liabilities [Line Items]
Total Financial Assets	$ 39,532,160	$ 32,393,193
Total Financial Liabilities	(5,224,000)	(2,568,158)
Floating Interest Rate [Member]
Financial Instruments (Details) - Schedule of interest rates and the effective weighted average interest rate for classes of financial assets and liabilities [Line Items]
Total Financial Assets	4,863,883	3,231,661
Total Financial Liabilities
Non-Interest Bearing [Member]
Financial Instruments (Details) - Schedule of interest rates and the effective weighted average interest rate for classes of financial assets and liabilities [Line Items]
Total Financial Assets	34,475,564	25,968,819
Total Financial Liabilities	$ (5,106,511)	$ (2,502,509)
Interest Rate Risk [Member]
Financial Instruments (Details) - Schedule of interest rates and the effective weighted average interest rate for classes of financial assets and liabilities [Line Items]
Average Interest Rate	0.002%	0.01%
1 year or less [Member] | Fixed Interest Rate [Member]
Financial Instruments (Details) - Schedule of interest rates and the effective weighted average interest rate for classes of financial assets and liabilities [Line Items]
Total Financial Assets	$ 192,713	$ 3,192,713
Total Financial Liabilities	(57,632)	(27,746)
1-5 years [Member] | Fixed Interest Rate [Member]
Financial Instruments (Details) - Schedule of interest rates and the effective weighted average interest rate for classes of financial assets and liabilities [Line Items]
Total Financial Assets
Total Financial Liabilities	(59,857)	(37.903)
Cash and Cash Equivalents [Member]
Financial Instruments (Details) - Schedule of interest rates and the effective weighted average interest rate for classes of financial assets and liabilities [Line Items]
Total Financial Assets	34,806,799	28,115,516
Cash and Cash Equivalents [Member] | Floating Interest Rate [Member]
Financial Instruments (Details) - Schedule of interest rates and the effective weighted average interest rate for classes of financial assets and liabilities [Line Items]
Total Financial Assets	4,863,883	3,231,661
Cash and Cash Equivalents [Member] | Non-Interest Bearing [Member]
Financial Instruments (Details) - Schedule of interest rates and the effective weighted average interest rate for classes of financial assets and liabilities [Line Items]
Total Financial Assets	$ 29,750,203	$ 21,691,142
Cash and Cash Equivalents [Member] | Interest Rate Risk [Member]
Financial Instruments (Details) - Schedule of interest rates and the effective weighted average interest rate for classes of financial assets and liabilities [Line Items]
Average Interest Rate	0.002%	0.01%
Cash and Cash Equivalents [Member] | 1 year or less [Member] | Fixed Interest Rate [Member]
Financial Instruments (Details) - Schedule of interest rates and the effective weighted average interest rate for classes of financial assets and liabilities [Line Items]
Total Financial Assets	$ 192,713	$ 3,192,713
Cash and Cash Equivalents [Member] | 1-5 years [Member] | Fixed Interest Rate [Member]
Financial Instruments (Details) - Schedule of interest rates and the effective weighted average interest rate for classes of financial assets and liabilities [Line Items]
Total Financial Assets
Trade and Other Receivables [Member]
Financial Instruments (Details) - Schedule of interest rates and the effective weighted average interest rate for classes of financial assets and liabilities [Line Items]
Total Financial Assets	4,725,361	4,277,677
Trade and Other Receivables [Member] | Floating Interest Rate [Member]
Financial Instruments (Details) - Schedule of interest rates and the effective weighted average interest rate for classes of financial assets and liabilities [Line Items]
Total Financial Assets
Trade and Other Receivables [Member] | Non-Interest Bearing [Member]
Financial Instruments (Details) - Schedule of interest rates and the effective weighted average interest rate for classes of financial assets and liabilities [Line Items]
Total Financial Assets	4,725,361	4,277,677
Trade and Other Receivables [Member] | 1 year or less [Member] | Fixed Interest Rate [Member]
Financial Instruments (Details) - Schedule of interest rates and the effective weighted average interest rate for classes of financial assets and liabilities [Line Items]
Total Financial Assets
Trade and Other Receivables [Member] | 1-5 years [Member] | Fixed Interest Rate [Member]
Financial Instruments (Details) - Schedule of interest rates and the effective weighted average interest rate for classes of financial assets and liabilities [Line Items]
Total Financial Assets
Trade and Other Payables [Member]
Financial Instruments (Details) - Schedule of interest rates and the effective weighted average interest rate for classes of financial assets and liabilities [Line Items]
Total Financial Liabilities	(5,106,511)	(2,502,509)
Trade and Other Payables [Member] | Floating Interest Rate [Member]
Financial Instruments (Details) - Schedule of interest rates and the effective weighted average interest rate for classes of financial assets and liabilities [Line Items]
Total Financial Liabilities
Trade and Other Payables [Member] | Non-Interest Bearing [Member]
Financial Instruments (Details) - Schedule of interest rates and the effective weighted average interest rate for classes of financial assets and liabilities [Line Items]
Total Financial Liabilities	(5,106,511)	(2,502,509)
Trade and Other Payables [Member] | 1 year or less [Member] | Fixed Interest Rate [Member]
Financial Instruments (Details) - Schedule of interest rates and the effective weighted average interest rate for classes of financial assets and liabilities [Line Items]
Total Financial Liabilities
Trade and Other Payables [Member] | 1-5 years [Member] | Fixed Interest Rate [Member]
Financial Instruments (Details) - Schedule of interest rates and the effective weighted average interest rate for classes of financial assets and liabilities [Line Items]
Total Financial Liabilities
Lease Liabilities [Member]
Financial Instruments (Details) - Schedule of interest rates and the effective weighted average interest rate for classes of financial assets and liabilities [Line Items]
Total Financial Liabilities	(117,489)	(65,649)
Lease Liabilities [Member] | Floating Interest Rate [Member]
Financial Instruments (Details) - Schedule of interest rates and the effective weighted average interest rate for classes of financial assets and liabilities [Line Items]
Total Financial Liabilities
Lease Liabilities [Member] | Non-Interest Bearing [Member]
Financial Instruments (Details) - Schedule of interest rates and the effective weighted average interest rate for classes of financial assets and liabilities [Line Items]
Total Financial Liabilities
Lease Liabilities [Member] | 1 year or less [Member] | Fixed Interest Rate [Member]
Financial Instruments (Details) - Schedule of interest rates and the effective weighted average interest rate for classes of financial assets and liabilities [Line Items]
Total Financial Liabilities	(57,632)	(27,746)
Lease Liabilities [Member] | 1-5 years [Member] | Fixed Interest Rate [Member]
Financial Instruments (Details) - Schedule of interest rates and the effective weighted average interest rate for classes of financial assets and liabilities [Line Items]
Total Financial Liabilities	$ (59,857)	$ (37,903)